Condensed Statement of Cash Flows (Unaudited) - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (10,400)	$ (593,205)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(2,328,080)
Offering costs associated with derivative warrant liabilities		1,055,577
Income from investments held in Trust Account		(22,808)
General and administrative expenses paid by related party under promissory note	10,000	144
Changes in operating assets and liabilities:
Prepaid expenses		(539,157)
Accrued expenses	400	993,182
Accounts payable		538,015
Franchise tax payable		98,132
Net cash used in operating activities		(798,200)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		9,400,000
Repayment of note payable to related party		(90,035)
Offering costs paid		(6,467,634)
Net cash provided by financing activities		347,842,331
Net change in cash		2,044,131
Cash — beginning of the period
Cash — end of the period		2,044,131
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses		506,550
Offering costs paid by related party under promissory note		89,891
Deferred underwriting commissions in connection with the initial public offering		12,075,000
Initial value of Class A common stock subject to possible redemption		307,196,340
Change in value of Class A common shares subject to possible redemption		$ 499,050
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 15,000